Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of share capital

	2023		2022
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	184,800,571	$3,241,644	182,673,118	$3,225,326
Shares issued upon exercise of share options	987,649	7,390	885,750	4,438
Shares issued on redemption of performance share units	—	—	528,166	2,256
Estimated fair value of share options exercised transferred from contributed surplus	—	3,112	—	1,787
Shares issued upon exercise of warrants	—	—	19,037	213
Shares issued for private placement with EBRD, net of issuance costs	6,269,231	59,873	—	—
Shares issued for bought deal offering, net of issuance costs	10,400,000	94,718	—	—
Flow-through shares issued, net of issuance costs and premium	680,900	6,628	694,500	7,624
Balance at December 31,	203,138,351	$3,413,365	184,800,571	$3,241,644